Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended
	Mar. 31, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2009 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Vision Incentive Plan [Member]	Dec. 31, 2011 Vision Incentive Plan [Member]	Dec. 31, 2011 Prepaid expenses into accounts receivable [Member]	Dec. 31, 2011 Accounts payable into accounts receivable [Member]	Dec. 31, 2012 Crude oil tanker [Member]	Dec. 31, 2012 Refined product tanker [Member]	Dec. 31, 2012 LNG carriers [Member]	Dec. 31, 2012 LPG carrier [Member]	Dec. 31, 2012 Minimum [Member] Dry docking activity [Member]	Dec. 31, 2012 Minimum [Member] FPSO [Member]	Dec. 31, 2012 Maximum [Member] Dry docking activity [Member]	Dec. 31, 2012 Maximum [Member] FPSO [Member]
Property, Plant and Equipment [Line Items]
Reclassification of prior period adjustment								$ 10.1	$ 4.0
Property, plant and equipment, useful life										25 years	25 years	35 years	30 years	2 years 6 months	20 years	5 years	30 years
Condition for claiming depreciation vessel's estimated useful life		Commencing the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Company from operating the vessels for those periods of time
Depreciation of vessels and equipment, excluding amortization of dry docking expenditures		364.3	356.0	355.5
Amortization of vessels accounted for as capital leases		30.1	34.7	33.5
Interest costs capitalized to vessels and equipment		34.9	8.1	14.0
Asset retirement obligation		24.7	21.2
Associated receivable recorded in other non-current assets from third parties		6.4	6.1
Interim distribution made to certain participants in restricted stock units	13.3
Restricted stock units with New Participants Reserve Pool allocation under the VIP					187,400
Vision Incentive Plan Expense			1.3	2.4
VIP Liability						$ 0	$ 0